Financial Risks Management - Summary of Cash, Cash Equivalents and Financial Assets (Details) € in Thousands, $ in Thousands	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)		Dec. 31, 2018 USD ($)
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	€ 171,029		€ 276,748		€ 207,240	[1]
Current and non current financial assets	1,458		1,727		1,313
Total	172,486		278,474		208,553
Denominated in EUR
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	80,391		139,863		206,199
Current and non current financial assets	1,391		1,614		1,303
Total	€ 81,782		€ 141,477		€ 207,502
Denominated in USD
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents | $		$ 90,637		$ 136,884			$ 1,041
Current and non current financial assets | $		67		113			10
Total | $		$ 90,704		$ 136,997			$ 1,051

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2018 has not been restated. The impact of this application is presented in note 4.7 Application of the new IFRS 16 standard.